Tangible Assets - Cash Generating Units With Marginal Headroom (Details) $ in Millions		12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / oz	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Value in use		$ 363	$ 750	$ 402
Kibali
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Decrease of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount (in dollars per ounce) | $ / oz		1,300
Decrease of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount		4.20%
Carrying value		$ 1,506
Value in use		$ 1,628
Forecast | Agreement to sell assets and related liabilities | Discontinued operations | South African Assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Expected proceeds from sale	$ 300